Volkswagen Auto Lease Trust 2011-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-2012	PAGE 1

A. DATES		Begin	End	# days
1	Determination Date		7/18/2012
2	Payment Date		7/20/2012
3	Collection Period	5/28/2012	6/30/2012	34
4	Monthly Interest Period - Actual	6/20/2012	7/19/2012	30
5	Monthly Interest - Scheduled			30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	213,000,000.00	—	—	—	—	—
7	Class A-2 Notes	360,000,000.00	348,929,311.22	—	37,977,181.08	310,952,130.13	0.8637559
8	Class A-3 Notes	335,000,000.00	335,000,000.00	—	—	335,000,000.00	1.0000000
9	Class A-4 Notes	92,000,000.00	92,000,000.00	—	—	92,000,000.00	1.0000000

10	Equals: Total Securities	$1,000,000,000.00	$775,929,311.22	$—	$37,977,181.08	$737,952,130.13

11	Overcollateralization	190,486,760.36	214,287,616.86			214,287,616.86

12	Total Securitization Value	$1,190,486,760.36	$990,216,928.08			$952,239,747.00

13	NPV Lease Payments Receivable	512,808,838.38	339,612,517.72			315,551,623.76
14	NPV Base Residual	677,677,921.98	650,604,410.36			636,688,342.18

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.46125%	—	—	—	—
16	Class A-2 Notes		1.00000%	290,774.43	0.8077067	38,267,955.51	106.2998764
17	Class A-3 Notes		1.20000%	335,000.00	1.0000000	335,000.00	1.0000000
18	Class A-4 Notes		1.39000%	106,566.67	1.1583333	106,566.67	1.1583333

	Equals: Total Securities			732,341.09		38,709,522.17

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received	21,656,336.09
20	Pull Ahead Waived Payments	129,557.37
21	Sales Proceeds - Early Terminations	19,780,060.86
22	Sales Proceeds - Scheduled Terminations	4,345,557.16
23	Security Deposits for Terminated Accounts	32,850.00
24	Excess Wear and Tear Received	12,079.94
25	Excess Mileage Charges Received	38,458.70
26	Other Recoveries Received	28,144.88

27	Subtotal: Total Collections	46,023,045.00

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	7,642.05

31	Total Available Funds, prior to Servicer Advances	46,030,687.05

32	Servicer Advance	—

33	Total Available Funds	46,030,687.05

34	Reserve Account Draw	—

35	Available for Distribution	46,030,687.05

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		825,180.77
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		732,341.09
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	44,468,165.18
49	Regular Principal Distribution Amount	37,977,181.08
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		37,977,181.08
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		6,490,984.10

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	775,929,311.22
55	Less: Aggregate Securitization Value (End of Collection Period)	(952,239,747.00)

56	First Priority Principal Distribution Amount (not less than zero)	—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)	775,929,311.22
59	Less: First Priority Principal Distribution Amount	—
60	Less: Targeted Note Balance	(737,952,130.13)

61	Regular Principal Distribution Amount	37,977,181.08

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)	952,239,747.00
64	Less: Targeted Overcollateralization Amount (18% of Initial Securitization Value)	(214,287,616.86)

65	Targeted Note Balance	737,952,130.13

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)	46,030,687.05
68	Less: Payment Date Advance Reimbursement (Item 80)	—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)	825,180.77
70	Less: Administration Fees Paid (Items 42, 43 and 44)	5,000.00
71	Less: Interest Paid to Noteholders (Item 45)	732,341.09
72	Less: 1st Priority Principal Distribution (Item 56)	—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)	44,468,165.18
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)	N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)	—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)	44,468,165.18

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)	—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance	—
80	Payment Date Advance Reimbursement	—
81	Additional Payment Advances for current period	—

82	Ending Balance of Payment Advance	—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance		5,952,433.80
85	Initial Reserve Account Balance		5,952,433.80
86	Beginning Reserve Account Balance		5,952,433.80
87	Plus: Net Investment Income for the Collection Period		731.34

88	Subtotal: Reserve Fund Available for Distribution		5,953,165.14
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		5,953,165.14
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		731.34

93	Equals: Ending Reserve Account Balance		5,952,433.80

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units	243	4,043,133.27
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(4,348,457.16)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
99	Less: Excess Wear and Tear Received		(12,079.94)
100	Less: Excess Mileage Received		(38,458.70)

101	Current Period Net Residual Losses/(Gains)	243	(355,862.53)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	93	(340,808.12)
104	Current Period Net Residual Losses (Item 101)	243	(355,862.53)

105	Ending Cumulative Net Residual Losses	336	(696,670.65)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.06%

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 3

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,190,486,760	952,239,747
109	Aggregate Base Residual Value			797,991,518	712,492,647
110	Number of Current Contracts			50,109	44,557
111	Weighted Average Lease Rate			3.10%	3.06%
112	Average Remaining Term			27.5	19.4
113	Average Original Term			39.1	39.1
114	Proportion of Base Prepayment Assumption Realized				165.89%
115	Actual Monthly Prepayment Speed				1.37%
116	Turn-in Ratio on Scheduled Terminations				83.95%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		45,783	1,074,056,784	990,216,928
118	Depreciation/Payments			(16,600,153)	(15,259,211)
119	Gross Credit Losses		(18)	(378,466)	(386,907)
120	Early Terminations - Regular		(908)	(18,611,418)	(17,382,202)
121	Early Terminations - Lease Pull Aheads		(57)	(954,854)	(905,728)
122	Scheduled Terminations - Returned to VCI	3,652,273	(204)	(3,569,526)	(3,380,078)
123	Scheduled Terminations - Purchased	696,184	(39)	(696,119)	(663,055)

124	Pool Balance - End of Period		44,557	1,033,246,249	952,239,747

			Units	Securitization Value	Percentage
125	Delinquencies Aging Profile - End of Period
126	Current		44,115	942,796,194	99.01%
127	31 - 90 Days Delinquent		399	8,448,406	0.89%
128	91+ Days Delinquent		43	995,146	0.10%

129	Total		44,557	952,239,747	100.00%

				Units	Amounts
130	Credit Losses:
131	Aggregate Securitization Value on charged-off units			18	386,907
132	Aggregate Liquidation Proceeds on charged-off units				(194,235)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(23,852)

136	Current Period Aggregate Net Credit Losses/(Gains)			18	168,820

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			118	712,319
139	Current Period Net Credit Losses (Item 136)			18	168,820

140	Ending Cumulative Net Credit Losses			136	881,139

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.07%

					Units
142	Aging of Scheduled Maturies Not Sold
143	0 - 60 Days since Contract Maturity				85
144	61 - 120 Days since Contract Maturity				—
145	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

By:
Title:	Team Leader - Structured Finance
Date:	July 18, 2012

Volkswagen Auto Lease Trust 2011-A

MONTHLY SERVICER CERTIFICATE

For the collection period ended 06-30-2012	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
8/20/2012	14,760,538
9/20/2012	19,028,784
10/20/2012	19,596,666
11/20/2012	22,683,605
12/20/2012	24,768,100
1/20/2013	19,818,104
2/20/2013	18,333,791
3/20/2013	27,300,258
4/20/2013	36,149,403
5/20/2013	40,361,693
6/20/2013	32,886,506
7/20/2013	32,780,955
8/20/2013	33,631,659
9/20/2013	34,421,577
10/20/2013	39,003,558
11/20/2013	37,243,019
12/20/2013	39,516,756
1/20/2014	38,505,992
2/20/2014	41,913,407
3/20/2014	36,732,374
4/20/2014	34,887,937
5/20/2014	32,478,623
6/20/2014	33,046,537
7/20/2014	34,140,576
8/20/2014	31,574,156
9/20/2014	17,583,091
10/20/2014	20,842,359
11/20/2014	20,045,137
12/20/2014	25,487,798
1/20/2015	27,049,219
2/20/2015	9,390,811
3/20/2015	8,178,820
4/20/2015	8,642,250
5/20/2015	5,229,507
6/20/2015	6,178,939
7/20/2015	6,462,962
8/20/2015	6,223,185
9/20/2015	7,122,134
10/20/2015	6,474,523
11/20/2015	1,735,981
12/20/2015	14,097
1/20/2016	14,360
2/20/2016	—
3/20/2016	—
4/20/2016	—
5/20/2016	—
6/20/2016	—
7/20/2016	—
8/20/2016	—
9/20/2016	—
10/20/2016	—
11/20/2016	—
12/20/2016	—
1/20/2017	—
2/20/2017	—
3/20/2017	—
4/20/2017	—
5/20/2017	—

Total:	952,239,747

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month